Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Repayments of related party debt				$ 8,743	$ 30,045
Due to related parties	231,452		231,452		219,316	8,743
GCE Wealth, Inc [Member]
Related Party Transaction [Line Items]
Repayments of related party debt					8,743
Date of agreement			Dec. 01, 2012		Dec. 01, 2012
Consulting agreement hourly consulting fee			950		950
Consulting agreement expense	1,200,000	741,000			3,585,300	1,684,448
Officer compensation unpaid	5,901,337		5,901,337		3,454,837	1,241,194
Dorset Solutions Member
Related Party Transaction [Line Items]
Date of agreement			Dec. 01, 2013		Dec. 01, 2013
Consulting agreement expense	9,000	3,000			21,000	0
Officer compensation unpaid	0		0		0	0
Consulting agreement monthly expense			3,000	0	3,000
Director [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 231,452		$ 231,452		$ 219,316	$ 0